United States
Securities and Exchange Commission
Washington, DC 20549

FORM N-PX/A

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-02896

Prudential Investment Portfolios, Inc. 15
(Exact name of registrant as specified in charter)

655 Broad Street
17th Floor
Newark, NJ 07102
(Address of principal executive offices) (Zip code)

Jonathan D. Shain, Esquire
655 Broad Street
17th Floor
Newark, NJ 07102
(Name and address of agent for service)

Registrant’s telephone number, including area code: 973-802-6469

Date of fiscal year end: August 31

Date of reporting period: 7/1/2010 through 6/30/2011

Item 1. Proxy Voting Record.

In determining votes against management, any ballot that management did not make a recommendation is considered to be "FOR" regardless of the vote cast. Any "Abstain" vote cast is considered as voted, and to be against the management recommendation.

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-02896
Reporting Period: 07/01/2010 - 06/30/2011
Prudential Investment Portfolios, Inc. 15

================ Prudential High Yield Fund - Sub-Adviser: PIM =================

CENTURYTEL INC

Ticker:       CTL            Security ID:  156700106
Meeting Date: MAY 18, 2011   Meeting Type: ANNUAL
Record Date:  MAR 21, 2011

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
2.A   DIRECTOR  1) VIRGINIA BOULET 2) PETER   For       For          Management
      C. BROWN 3) RICHARD A. GEPHARDT 4)
      GREGORY J. MCCRAY 5) MICHAEL J. ROBERTS
2.B   RATIFY THE APPOINTMENT OF KPMG LLP AS   For       For          Management
      OUR INDEPENDENT AUDITOR FOR 2011.
2.C   APPROVE OUR 2011 EQUITY INCENTIVE PLAN. For       For          Management
2.D   ADVISORY VOTE REGARDING OUR EXECUTIVE   For       For          Management
      COMPENSATION.
2.E   ADVISORY VOTE REGARDING THE FREQUENCY   1 YEAR    1 YEAR       Management
      OF OUR EXECUTIVE COMPENSATION VOTES.
2.F   SHAREHOLDER PROPOSAL REGARDING          AGAINST   For          Shareholder
      POLITICAL CONTRIBUTIONS REPORTS.
2.G   SHAREHOLDER PROPOSAL REGARDING BOARD    AGAINST   For          Shareholder
      DECLASSIFICATION.

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DEX ONE CORP

Ticker:       DEXO           Security ID:  25212W100
Meeting Date: MAY 03, 2011   Meeting Type: ANNUAL
Record Date:  MAR 10, 2011

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
3.A   ELECTION OF DIRECTOR: JONATHAN B.       For       For          Management
      BULKELEY
3.B   ELECTION OF DIRECTOR: EUGENE I. DAVIS   For       For          Management
3.C   ELECTION OF DIRECTOR: RICHARD L.        For       For          Management
      KUERSTEINER
3.D   ELECTION OF DIRECTOR: W. KIRK LIDDELL   For       For          Management
3.E   ELECTION OR DIRECTOR: MARK A. MCEACHEN  For       For          Management
3.F   ELECTION OF DIRECTOR: ALFRED T. MOCKETT For       For          Management
3.G   ELECTION OF DIRECTOR: ALAN F. SCHULTZ   For       For          Management
3.H   PROPOSAL TO APPROVE BY NON-BINDING      For       For          Management
      VOTE EXECUTIVE COMPENSATION
3.I   TO RATIFY THE APPOINTMENT OF KPMG LLP   For       For          Management
      AS INDEPENDENT REGISTERED PUBLIC
      ACCOUNTING FIRM FOR 2011.

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GENON ENERGY INC

Ticker:       GEN            Security ID:  37244E107
Meeting Date: MAY 04, 2011   Meeting Type: ANNUAL/Special Meeting of Stockhold
Record Date:  MAR 07, 2011

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
4.A   ELECTION OF DIRECTOR: E. WILLIAM        For       For          Management
      BARNETT
4.B   ELECTION OF DIRECTOR: TERRY G. DALLAS   For       For          Management
4.C   ELECTION OF DIRECTOR: MARK M. JACOBS    For       For          Management
4.D   ELECTION OF DIRECTOR: THOMAS H. JOHNSON For       For          Management
4.E   ELECTION OF DIRECTOR: STEVEN L. MILLER  For       For          Management
4.F   ELECTION OF DIRECTOR: EDWARD R. MULLER  For       For          Management
4.G   ELECTION OF DIRECTOR: ROBERT C. MURRAY  For       For          Management
4.H   ELECTION OF DIRECTOR: LAREE E. PEREZ    For       For          Management
4.I   ELECTION OF DIRECTOR: EVAN J.           For       For          Management
      SILVERSTEIN
4.J   ELECTION OF DIRECTOR: WILLIAM L.        For       For          Management
      THACKER
4.K   RATIFY THE AUDIT COMMITTEE'S SELECTION  For       For          Management
      OF KPMG LLP AS OUR INDEPENDENT
      AUDITORS FOR FISCAL YEAR 2011.
4.L   ADOPT AN AMENDMENT TO OUR THIRD         For       For          Management
      RESTATED CERTIFICATE OF INCORPORATION
      TO HELP PROTECT THE TAX BENEFITS OF
      OUR NET OPERATING LOSSES.
4.M   APPROVE THE STOCKHOLDER RIGHTS PLAN,    For       For          Management
      ADOPTED BY THE BOARD ON JANUARY 15,
      2001, AS AMENDED NOVEMBER 23, 2010.
4.N   APPROVE, ON AN ADVISORY BASIS, THE      For       For          Management
      COMPENSATION OF OUR NAMED EXECUTIVE
      OFFICERS.
4.O   DETERMINE, ON AN ADVISORY BASIS, THE    1 YEAR    1 YEAR       Management
      FREQUENCY OF CONDUCTING FUTURE
      ADVISORY VOTES ON THE COMPENSATION OF
      OUR NAMED EXECUTIVE OFFICERS.
4.P   CONSIDER A STOCKHOLDER PROPOSAL, IF     AGAINST   AGAINST      Shareholder
      PROPERLY PRESENTED AT THE MEETING,
      DESCRIBED IN THE PROXY MATERIALS.

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MIRANT CORP

Ticker:       MIR            Security ID:  60467R100
Meeting Date: OCT 25, 2010   Meeting Type: Special Meeting for shareholder
Record Date:  SEP 13, 2010

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.A   PROPOSAL TO ADOPT THE AGREEMENT AND     For       For          Management
      PLAN OF MERGER, DATED AS APRIL 11,
      2010, BY AND AMONG RRI ENERGY, INC.,
      RRI ENERGY HOLDINGS, INC., AND MIRANT
      CORPORATION.
1.B   PROPOSAL TO APPROVE ANY MOTION TO       For       For          Management
      ADJOURN THE MIRANT SPECIAL MEETING, IF
      NECESSARY, TO SOLICIT ADDITIONAL
      PROXIES.

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SEMGROUP LP

Ticker:       SEMGRP         Security ID:  81663A105
Meeting Date: MAY 25, 2011   Meeting Type: ANNUAL
Record Date:  APR 08, 2011

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
5.A   DIRECTOR: 1) RONALD A. BALLSCHMIEDE 2)  For       For          Management
      SARAH M. BARPOULIS 3) JOHN F.
      CHLEBOWSKI 4) STANLEY C. HORTON 5)
      KARL F. KURZ 6) THOMAS R. MCDANIEL 7)
      NORMAN J. SZYDLOWSKI.
5.B   TO APPROVE, ON A NON-BINDING ADVISORY   For       For          Management
      BASIS, THE COMPENSATION OF THE
      COMPANY'S NAMED EXECUTIVE OFFICERS.
5.C   TO SELECT, ON A NON-BINDING ADVISORY    1 YEAR    1 YEAR       Management
      BASIS, THE FREQUENCY OF FUTURE
      STOCKHOLDER ADVISORY VOTES ON
      EXECUTIVE COMPENSATION.
5.D   RATIFICATION OF BDO USA, LLP AS         For       For          Management
      INDEPENDENT REGISTERED PUBLIC
      ACCOUNTING FIRM FOR 2011.

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SPRINT FON GRP

Ticker:       S              Security ID:  852061100
Meeting Date: MAY 10, 2011   Meeting Type: ANNUAL
Record Date:  MAR 11, 2011

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
6.A   ELECTION OF DIRECTOR: ROBERT R. BENNETT For       For          Management
6.B   ELECTION OF DIRECTOR: GORDON M. BETHUNE For       For          Management
6.C   ELECTION OF DIRECTOR: LARRY C.          For       For          Management
      GLASSCOCK
6.D   ELECTION OF DIRECTOR: JAMES H. HANCE,   For       For          Management
      JR.
6.E   ELECTION OF DIRECTOR: DANIEL R. HESSE   For       For          Management
6.F   ELECTION OF DIRECTOR: V. JANET HILL     For       For          Management
6.G   ELECTION OF DIRECTOR: FRANK IANNA       For       For          Management
6.H   ELECTION OF DIRECTOR: SVEN-CHRISTER     For       For          Management
      NILSSON
6.I   ELECTION OF DIRECTOR: WILLIAM R. NUTI   For       For          Management
6.J   ELECTION OF DIRECTOR: RODNEY O'NEAL     For       For          Management
6.K   TO RATIFY THE APPOINTMENT OF KPMG LLP   For       For          Management
      AS THE INDEPENDENT REGISTERED PUBLIC
      ACCOUNTING FIRM OF SPRINT NEXTEL FOR
      2011.
6.L   TO APPROVE, BY A NON-BINDING ADVISORY   For       For          Management
      VOTE, OUR EXECUTIVE COMPENSATION.
6.M   TO RECOMMEND, BY A NON-BINDING          1 YEAR    1 YEAR       Management
      ADVISORY VOTE, THE FREQUENCY OF
      ADVISORY VOTES ON OUR EXECUTIVE
      COMPENSATION.
6.N   TO VOTE ON A SHAREHOLDER PROPOSAL       AGAINST   For          Shareholder
      CONCERNING POLITICAL CONTRIBUTIONS.
6.O   TO VOTE ON A SHAREHOLDER PROPOSAL       AGAINST   For          Shareholder
      CONCERNING THE RETENTION OF EQUITY
      AWARDS.
6.P   TO VOTE ON A SHAREHOLDER PROPOSAL       AGAINST   For          Shareholder
      REQUESTING CHANGE TO A VOTING
      REQUIREMENT.

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XEROX CORP

Ticker:       XRX            Security ID:  984121103
Meeting Date: MAY 26, 2011   Meeting Type: ANNUAL
Record Date:  MAR 28, 2011

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
7.A   ELECTION OF DIRECTOR: GLENN A. BRITT    For       For          Management
7.B   ELECTION OF DIRECTOR: URSULA M. BURNS   For       For          Management
7.C   ELECTION OF DIRECTOR: RICHARD J.        For       For          Management
      HARRINGTON
7.D   ELECTION OF DIRECTOR: WILLIAM CURT      For       For          Management
      HUNTER
7.E   ELECTION OF DIRECTOR: ROBERT J. KEEGAN  For       For          Management
7.F   ELECTION OF DIRECTOR: ROBERT A.         For       For          Management
      MCDONALD
7.G   ELECTION OF DIRECTOR: N.J. NICHOLAS,    For       For          Management
      JR.
7.H   ELECTION OF DIRECTOR: CHARLES PRINCE    For       For          Management
7.I   ELECTION OF DIRECTOR: ANN N. REESE      For       For          Management
7.J   ELECTION OF DIRECTOR: MARY AGNES        For       For          Management
      WILDEROTTER
7.K   RATIFICATION OF THE SELECTION OF        For       For          Management
      PRICEWATERHOUSECOOPERS LLP AS THE
      COMPANY'S INDEPENDENT REGISTERED
      PUBLIC ACCOUNTING FIRM FOR 2011.
7.L   APPROVAL, ON AN ADVISORY BASIS, OF THE  For       For          Management
      2010 COMPENSATION OF OUR NAMED
      EXECUTIVE OFFICERS.
7.M   SELECTION, ON AN ADVISORY BASIS, OF     1 YEAR    1 YEAR       Management
      THE FREQUENCY OF A SHAREHOLDER VOTE TO
      APPROVE THE COMPENSATION OF OUR NAMED
      EXECUTIVE OFFICERS.

========== END NPX REPORT

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Prudential Investment Portfolios, Inc. 15

By: Stuart S. Parker*
       Stuart S. Parker, President

* By: /s/ Jonathan D. Shain
           Attorney-in-Fact

Date: December 19, 2016

POWER OF ATTORNEY
for the Prudential Fund Complex

The undersigned, Ellen S. Alberding, Kevin J. Bannon, Scott E. Benjamin, Linda W. Bynoe, Keith F. Hartstein, Michael S. Hyland, Stuart S. Parker, Richard A. Redeker, Stephen Stoneburn, Grace C. Torres as directors/ trustees of each of the registered investment companies listed in Appendix A hereto, and M. Sadiq Peshimam, as treasurer and principal financial and accounting officer of each of the registered investment companies listed in Appendix A hereto, hereby authorize Andrew French, Claudia DiGiacomo, Deborah A. Docs, Raymond A. O’Hara and Jonathan D. Shain, or any of them, as attorney-in-fact, to sign on his or her behalf in the capacities indicated (and not in such person’s personal individual capacity for personal financial or estate planning), the Registration Statement on Form N-1A, filed for such registered investment company or any amendment thereto (including any pre-effective or post-effective amendments) and any and all supplements or other instruments in connection therewith, including Form N-PX, Forms 3, 4 and 5 for or on behalf of each registered investment company listed in Appendix A or any current or future series thereof, and to file the same, with all exhibits thereto, with the Securities and Exchange Commission.

This Power of Attorney may be executed in multiple counterparts, each of which shall be deemed an original, but which taken together shall constitute one instrument.

/s/ Ellen S. Alberding Ellen S. Alberding	/s/ Stuart S. Parker Stuart S. Parker
/s/ Kevin J. Bannon Kevin J. Bannon	/s/ M. Sadiq Peshimam M. Sadiq Peshimam
/s/ Scott E. Benjamin Scott E. Benjamin	/s/ Richard A. Redeker Richard A. Redeker
/s/ Linda W. Bynoe Linda W. Bynoe	/s/ Stephen Stoneburn Stephen Stoneburn
/s/ Keith F. Hartstein Keith F. Hartstein	/s/ Grace C. Torres Grace C. Torres
/s/ Michael S. Hyland Michael S. Hyland

Dated: December 7, 2016

APPENDIX A

Prudential Government Money Market Fund, Inc.
The Prudential Investment Portfolios, Inc.
Prudential Investment Portfolios 2
Prudential Investment Portfolios 3
Prudential Investment Portfolios Inc. 14
Prudential Investment Portfolios 4
Prudential Investment Portfolios 5
Prudential Investment Portfolios 6
Prudential National Muni Fund, Inc.
Prudential Jennison Blend Fund, Inc.
Prudential Jennison Mid-Cap Growth Fund, Inc.
Prudential Investment Portfolios 7
Prudential Investment Portfolios 8
Prudential Jennison Small Company Fund, Inc.
Prudential Investment Portfolios 9
Prudential World Fund, Inc.
Prudential Investment Portfolios, Inc. 10
Prudential Jennison Natural Resources Fund, Inc.
Prudential Global Total Return Fund, Inc.
Prudential Investment Portfolios 12
Prudential Investment Portfolios, Inc. 15
Prudential Investment Portfolios 16
Prudential Investment Portfolios, Inc. 17
Prudential Investment Portfolios 18
Prudential Sector Funds, Inc.
Prudential Short-Term Corporate Bond Fund, Inc.
The Target Portfolio Trust
The Prudential Variable Contract Account-2
The Prudential Variable Contract Account-10
The Prudential Variable Contract Account-11